UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

                        Name:                  W.P. Stewart & Co., Ltd.
                        Address:               Trinity Hall
                                               43 Cedar Avenue, P.O. Box HM 2905
                                               Hamilton, Bermuda HM LX
                        Form 13F File Number:  28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael W. Stamm
Title:   General Counsel & Assistant Secretary
Phone:   212-750-8585

Signature,                     Place,                and Date of Signing:


/s/ Michael W. Stamm           New York, NY          14 May 2007
--------------------           ------------          -----------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


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

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                           ---------------------
Form 13F Information Table Entry Total:                       27
                                           ---------------------
Form 13F Information Table Value Total:               $6,124,422
                                           ---------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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
                                   TITLE OF                VALUE     SHARES/  SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER                  CLASS       CUSIP     (x$1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------            --------    --------   --------   -------  --- ----  -------  --------   ------  --------  ------
AMAZON.COM INC                   COMMON STOCK  023135106       657     16524  SH         SOLE                 16524
AMERICAN EXPRESS COMPANY         COMMON STOCK  025816109    428212   7592408  SH         SOLE               7560058            32350
AMGEN CORP                       COMMON STOCK  031162100    247280   4425205  SH         SOLE               4406480            18725
CARNIVAL CORP                    COMMON STOCK  143658300       344      7350  SH         SOLE                  7350
WALT DISNEY CO HOLDING CO        COMMON STOCK  254687106    490877  14257257  SH         SOLE              14199507            57750
EBAY INC                         COMMON STOCK  278642103    248715   7502720  SH         SOLE               7463920            38800
GENERAL ELECTRIC CO              COMMON STOCK  369604103    357290  10104369  SH         SOLE              10068394            35975
HOME DEPOT INC                   COMMON STOCK  437076102       363      9875  SH         SOLE                  9875
INFOSYS TECHNOLOGIES LTD         COMMON STOCK  456788108      9018    179470  SH         SOLE                179470
INTEL CORP                       COMMON STOCK  458140100       191     10000  SH         SOLE                 10000
JOHNSON & JOHNSON                COMMON STOCK  478160104     81760   1356781  SH         SOLE               1339281            17500
KELLOGG CO                       COMMON STOCK  487836108    388688   7557617  SH         SOLE               7531257            26360
MARRIOTT INTERNATIONAL INC NEW   COMMON STOCK  571903202       484      9880  SH         SOLE                  9880
MEDTRONIC INC                    COMMON STOCK  585055106     24112    491480  SH         SOLE                491480
MICROSOFT CORP                   COMMON STOCK  594918104      5776    207238  SH         SOLE                207238
PAYCHEX INC                      COMMON STOCK  704326107    196798   5196680  SH         SOLE               5173905            22775
PEPSICO INC                      COMMON STOCK  713448108    459442   7228479  SH         SOLE               7205629            22850
PROCTER & GAMBLE CO              COMMON STOCK  742718109    482287   7635954  SH         SOLE               7602154            33800
QUALCOMM INC                     COMMON STOCK  747525103    424983   9962088  SH         SOLE               9931438            30650
CHARLES SCHWAB CORP NEW          COMMON STOCK  808513105    317799  17375562  SH         SOLE              17305057            70505
STRYKER CORP                     COMMON STOCK  863667101    156223   2355595  SH         SOLE               2341245            14350
TARGET CORP                      COMMON STOCK  87612E106    473799   7995253  SH         SOLE               7960378            34875
TIME WARNER INC                  COMMON STOCK  887317105    175953   8922588  SH         SOLE               8861663            60925
WALGREEN CO                      COMMON STOCK  931422109    487996  10634044  SH         SOLE              10584994            49050
WHOLE FOODS MARKET INC           COMMON STOCK  966837106    168752   3762580  SH         SOLE               3743605            18975
WM WRIGLEY JR CO                 COMMON STOCK  982526105    183646   3605842  SH         SOLE               3582642            23200
WYETH                            COMMON STOCK  983024100    312975   6255750  SH         SOLE               6228725            27025

                                                           6124422             No. of Other Managers  0